Goodwill And Intangible Assets (Cost And Accumulated Amortization Of Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 361	$ 348
Accumulated Amortization	(122)	(100)
Intangible Assets, Net	239	248
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	206	199
Accumulated Amortization	(57)	(47)
Intangible Assets, Net	$ 149	$ 152
Weighted Average Remaining Useful Lives (in years)	17 years	18 years
Developed technologies
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 45	$ 46
Accumulated Amortization	(33)	(33)
Intangible Assets, Net	$ 12	$ 13
Weighted Average Remaining Useful Lives (in years)	17 years	17 years
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 49	$ 43
Accumulated Amortization	(32)	(20)
Intangible Assets, Net	$ 17	$ 23
Weighted Average Remaining Useful Lives (in years)	13 years	9 years
Trademarks/trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 61	$ 60
Intangible Assets, Net	$ 61	$ 60